Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 179.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 11.7%
AAdvantage Loyalty IP Ltd. TBD% due 04/20/2028		$3,897	$3,993
Advantage Sales & Marketing, Inc. 6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		4,600	4,600
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		368	369
Alphabet Holding Co., Inc. 3.609% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	96
Altice France S.A. 4.198% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,466	1,464
American Tire Distributors, Inc. 8.500% (LIBOR03M + 7.500%) due 09/02/2024 ~		7,193	7,038
Banijay Entertainment S.A.S 3.854% (LIBOR03M + 3.750%) due 03/01/2025 ~		73	72
Caesars Resort Collection LLC 4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~		8,975	9,004
Carnival Corp.
7.500% (EUR003M + 7.500%) due 06/30/2025 ~	EUR	10,000	12,051
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$3,176	3,287
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~		195	195
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		15,884	15,904
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	838	688
DTEK Investments Ltd. 5.115% (LIBOR03M + 5.000%) due 06/30/2023 «~		$8,032	5,624
DTEK Trading S.A. TBD% due 08/01/2026 «		6,450	4,516
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~		581	578
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~		63,599	54,969
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~		284	281
Forbes Energy Services LLC TBD% due 04/13/2021 «		2,527	586
Frontier Communications Corp. 5.750% (LIBOR03M + 4.750%) due 10/08/2021 ~		6,100	6,119
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		4,389	4,378
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		467	474
8.000% (PRIME + 4.750%) due 11/27/2023 ~		750	764
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		5,200	5,133
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~		219	178
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		3,379	2,002
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~		589	582
Nouryon Finance BV 2.860% (LIBOR03M + 2.750%) due 10/01/2025 ~		1,175	1,159
Parexel International Corp. 2.859% (LIBOR03M + 2.750%) due 09/27/2024 ~		265	263
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~		300	300
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		31,560	30,866
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(k)	EUR	19,357	21,974
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~		$1,963	1,901
RegionalCare Hospital Partners Holdings, Inc. 3.859% (LIBOR03M + 3.750%) due 11/16/2025 ~		173	173
Sasol Ltd. 0.500% - 1.825% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		23,895	22,280
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,094	1,100
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(c)		37,842	35,383

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Sierra Hamilton LLC 15.000% due 09/12/2023 «		788	788
Sigma Bidco BV
TBD% due 03/31/2025	PLN	54,427	13,095
3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	795
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		$755	754
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		998	1,006
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~		4,116	4,111
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		42,269	41,790
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		6,800	6,677
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		2,051	2,042
Valaris PLC (8.000% PIK) TBD% - 8.000% due 08/17/2021 «µ		99	97
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		2,965	2,947
Westmoreland Mining Holdings LLC (15.000% PIK) 15% due 03/15/2029 «(c)		18,926	11,545
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		8,889	8,911

Total Loan Participations and Assignments (Cost $363,464)			354,902

CORPORATE BONDS & NOTES 50.0%
BANKING & FINANCE 14.0%
Ally Financial, Inc. 8.000% due 11/01/2031		16	21
Ambac LSNI LLC 6.000% due 02/12/2023 •(m)		2,456	2,465
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	10,148	12,600
5.375% due 01/18/2028 •(m)		5,900	6,123
10.500% due 07/23/2029		6,100	8,817
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	4,000	1,140
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(i)(m)		$6,000	7,005
Bank of Ireland Group PLC 6.000% due 09/01/2025 •(i)	EUR	8,937	11,486
Barclays PLC
7.125% due 06/15/2025 •(i)(j)(m)	GBP	800	1,245
7.750% due 09/15/2023 •(i)(m)		$4,800	5,250
7.875% due 09/15/2022 •(i)(m)	GBP	3,400	5,044
8.000% due 06/15/2024 •(i)(m)		$2,400	2,665
CBL & Associates LP
4.600% due 10/15/2024 ^(d)		13	7
5.250% due 12/01/2023 ^(d)(m)		611	353
5.950% due 12/15/2026 ^(d)(m)		3,196	1,837
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(m)		560	608
7.500% due 07/17/2023 •(i)(m)		1,600	1,696
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		6,300	6,261
FloodSmart Re Ltd.
13.000% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		3,890	3,895
16.750% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		1,110	1,111
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	100	120
2.386% due 02/17/2026		100	121
2.748% due 06/14/2024	GBP	100	139
3.250% due 09/15/2025	EUR	100	125
4.134% due 08/04/2025		$300	314
4.271% due 01/09/2027 (m)		10,000	10,394
4.542% due 08/01/2026 (m)		700	742
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (m)		2,021	2,116
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		510	584
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		600	638
HSBC Holdings PLC
4.750% due 07/04/2029 •(i)	EUR	240	311
5.875% due 09/28/2026 •(i)	GBP	600	915
6.000% due 09/29/2023 •(i)(j)	EUR	300	384
6.500% due 03/23/2028 •(i)(m)		$970	1,089
Hunt Cos., Inc. 6.250% due 02/15/2026 (m)		136	140
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		400	380

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Kennedy-Wilson, Inc.
4.750% due 03/01/2029 (m)		13,500	13,686
5.000% due 03/01/2031 (m)		15,900	16,123
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027 (m)		177	175
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(m)		2,200	2,519
7.625% due 06/27/2023 •(i)(m)	GBP	1,880	2,830
7.875% due 06/27/2029 •(i)(m)		26,825	46,654
MGIC Investment Corp. 5.250% due 08/15/2028 (m)		$3,924	4,083
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029 (m)		2,600	2,595
Natwest Group PLC 8.000% due 08/10/2025 •(i)(m)		3,127	3,673
Navient Corp.
6.500% due 06/15/2022 (m)		1,950	2,050
7.250% due 01/25/2022 (m)		17,700	18,375
7.250% due 09/25/2023 (m)		3,000	3,253
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (c)		256	271
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		23,200	28,191
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(m)	GBP	23,460	35,172
7.375% due 06/24/2022 •(i)(m)		11,145	16,129
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(m)		$850	948
7.375% due 10/04/2023 •(i)(m)		3,100	3,354
Trust Fibra Uno
4.869% due 01/15/2030 (m)		1,100	1,194
6.390% due 01/15/2050 (m)		5,400	5,963
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (m)	GBP	4,823	7,114
7.395% due 03/28/2024		6,155	9,079
Uniti Group LP
6.000% due 04/15/2023 (m)		$5,000	5,091
6.500% due 02/15/2029 (m)		2,534	2,505
7.875% due 02/15/2025 (m)		49,189	53,237
Uniti Group, Inc. 7.125% due 12/15/2024 (m)		984	1,014
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(d)(m)		80,741	41,783

			425,202

INDUSTRIALS 28.5%
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028 (m)		2,200	2,292
Aker BP ASA
3.000% due 01/15/2025 (m)		200	207
3.750% due 01/15/2030 (m)		400	413
American Airlines Pass-Through Trust 3.375% due 11/01/2028 (m)		1,599	1,558
Arches Buyer, Inc. 4.250% due 06/01/2028 (m)		1,700	1,700
Associated Materials LLC 9.000% due 09/01/2025 (m)		21,203	22,422
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (g)(m)		443	333
Boeing Co.
5.150% due 05/01/2030 (m)		2,942	3,392
5.705% due 05/01/2040 (m)		3,794	4,651
5.805% due 05/01/2050 (m)		3,225	4,070
5.930% due 05/01/2060 (m)		4,332	5,573
Bombardier, Inc.
5.750% due 03/15/2022 (m)		601	627
6.000% due 10/15/2022 (m)		7,968	7,983
6.125% due 01/15/2023 (m)		15,415	16,066
7.500% due 12/01/2024 (m)		12,476	12,484
7.500% due 03/15/2025 (m)		18,421	18,145
7.875% due 04/15/2027 (m)		16,462	16,169
8.750% due 12/01/2021 (m)		802	843
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (m)		9,806	10,466
CCO Holdings LLC
4.500% due 08/15/2030 (m)		815	832
4.750% due 03/01/2030 (m)		883	916
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		373	389
Community Health Systems, Inc.
4.750% due 02/15/2031		800	783
5.625% due 03/15/2027 (m)		36,360	38,133
6.000% due 01/15/2029 (m)		2,090	2,213

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

6.625% due 02/15/2025 (m)		5,450	5,763
8.000% due 03/15/2026 (m)		2,212	2,394
Connect Finco SARL 6.750% due 10/01/2026 (m)		310	331
Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(c)(d)(m)		497	141
10.000% due 11/09/2024 ^(c)(d)		73	4
Corning, Inc. 5.450% due 11/15/2079 (m)		482	601
Delta Air Lines, Inc. 7.375% due 01/15/2026 (m)		7,192	8,418
Diamond Resorts International, Inc. 10.750% due 09/01/2024 (m)		1,138	1,209
Energy Transfer LP 5.000% due 05/15/2050 (m)		375	389
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		12,973	9,646
EQM Midstream Partners LP
4.500% due 01/15/2029 (m)		3,428	3,347
4.750% due 01/15/2031 (m)		5,800	5,633
Exela Intermediate LLC 10.000% due 07/15/2023		618	225
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		2,954	3,004
6.875% due 03/01/2026 (m)		788	817
6.875% due 10/15/2027 (m)		2,900	3,114
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		21,546	22,206
Frontier Finance PLC 8.000% due 03/23/2022	GBP	7,561	10,707
Full House Resorts, Inc. 8.250% due 02/15/2028 (m)		$10,777	11,508
Gazprom OAO Via Gaz Capital S.A. 7.288% due 08/16/2037 (m)		300	394
General Electric Co.
5.875% due 01/14/2038		22	28
6.150% due 08/07/2037		26	34
6.875% due 01/10/2039 (m)		204	287
Global Medical Response, Inc. 6.500% due 10/01/2025 (m)		9,000	9,326
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		9,040	9,368
iHeartCommunications, Inc. 6.375% due 05/01/2026 (m)		4,241	4,509
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)(m)	EUR	600	727
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)(m)		$1,746	1,914
Innophos Holdings, Inc. 9.375% due 02/15/2028 (m)		597	645
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		1,479	507
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)(m)		35,775	22,002
8.000% due 02/15/2024 (m)		1,383	1,434
8.500% due 10/15/2024 ^(d)(m)		44,249	27,849
9.750% due 07/15/2025 ^(d)(m)		25,578	15,835
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(d)		29,001	1,305
8.125% due 06/01/2023 ^(d)(m)		1,289	58
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)(m)		1,400	1,419
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028 (m)		22,200	22,575
7.750% due 10/15/2025 (m)		2,400	2,606
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026 (m)		900	901
7.000% due 12/31/2027 (m)		1,000	960
Lamar Media Corp. 3.625% due 01/15/2031 (m)		1,600	1,548
Leviathan Bond Ltd.
6.125% due 06/30/2025 (m)		1,300	1,411
6.750% due 06/30/2030 (m)		700	771
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 ^(d)(m)		3,748	2,652
Marriott International, Inc. 4.625% due 06/15/2030 (m)		176	197
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (m)		770	820
5.625% due 07/17/2027 (m)		200	209
5.750% due 07/21/2028 (m)		27,328	29,156
MGM China Holdings Ltd. 5.875% due 05/15/2026 (m)		500	526

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (m)		5,700	5,750
NCL Corp. Ltd.
10.250% due 02/01/2026 (m)		30,377	35,717
12.250% due 05/15/2024 (m)		5,664	6,868
Netflix, Inc.
3.625% due 06/15/2030 (m)	EUR	800	1,100
3.875% due 11/15/2029 (m)		4,211	5,897
4.625% due 05/15/2029 (m)		1,500	2,189
5.375% due 11/15/2029 (m)		$326	386
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~(m)		5,500	5,444
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (g)(i)		4,070	27
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (m)		1,092	1,198
7.375% due 06/01/2025 (m)		447	481
Petroleos Mexicanos
6.350% due 02/12/2048 (m)		9,100	7,516
6.625% due 06/15/2035 (m)		9,350	8,909
6.750% due 09/21/2047 (m)		13,600	11,591
6.840% due 01/23/2030 (m)		44,290	45,032
7.690% due 01/23/2050 (m)		17,200	15,944
Platin 1426 GmbH 6.875% due 06/15/2023 (m)	EUR	4,280	5,074
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (m)		$7,933	8,478
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (m)		6,435	6,250
Prosus NV 4.027% due 08/03/2050 (m)		700	638
QVC, Inc. 5.950% due 03/15/2043 (m)		3,076	3,007
Rite Aid Corp. 8.000% due 11/15/2026 (m)		4,300	4,520
Rolls-Royce PLC
5.750% due 10/15/2027 (m)		1,200	1,278
5.750% due 10/15/2027	GBP	1,500	2,254
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (m)		$2,546	2,972
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	182
Sabre GLBL, Inc. 7.375% due 09/01/2025 (m)		$3,300	3,606
Spirit AeroSystems, Inc.
3.950% due 06/15/2023 (m)		13,764	13,652
5.500% due 01/15/2025 (m)		1,000	1,059
Standard Industries, Inc. 3.375% due 01/15/2031 (m)		9,500	9,013
Staples, Inc. 7.500% due 04/15/2026 (m)		99	105
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	7,000	8,667
Tenet Healthcare Corp. 6.750% due 06/15/2023 (m)		$11,650	12,639
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		204	206
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021 (m)		200	202
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	600	776
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$10,769	11,756
5.750% due 09/30/2039 (m)		60,154	68,984
TransDigm, Inc. 5.500% due 11/15/2027 (m)		172	178
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		597	566
Transocean, Inc.
7.250% due 11/01/2025		361	233
7.500% due 01/15/2026 (m)		285	182
8.000% due 02/01/2027		635	377
Travel + Leisure Co.
3.900% due 03/01/2023 (m)		409	422
4.625% due 03/01/2030 (m)		228	237
5.650% due 04/01/2024 (m)		174	189
Triumph Group, Inc.
5.250% due 06/01/2022 (m)		136	135
6.250% due 09/15/2024 (m)		402	409
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (m)		589	649
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		1,300	1,406

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Valaris PLC
5.750% due 10/01/2044 ^(d)		717	83
7.750% due 02/01/2026 ^(d)		94	10
Veritas US, Inc. 7.500% due 09/01/2025 (m)		16,985	17,663
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		32,644	38,438
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (m)		600	608
VOC Escrow Ltd. 5.000% due 02/15/2028 (m)		7,000	6,931
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~(m)		224	220
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		34,443	35,142
Wynn Las Vegas LLC
5.250% due 05/15/2027 (m)		10,500	11,008
5.500% due 03/01/2025 (m)		4,500	4,760
Wynn Macau Ltd.
5.125% due 12/15/2029 (m)		1,100	1,129
5.625% due 08/26/2028 (m)		1,400	1,466
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,868	3,176
Zayo Group Holdings, Inc. 6.125% due 03/01/2028 (m)		371	381

			869,455

UTILITIES 7.5%
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030 (m)		500	501
DTEK Finance PLC 10.750% due 12/31/2024 ^(d)		5,249	4,324
Edison International 5.750% due 06/15/2027 (m)		249	291
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023		16,380	16,967
FEL Energy SARL 5.750% due 12/01/2040 (m)		12,000	12,332
Frontier Communications Corp.
5.000% due 05/01/2028 (m)		22,300	22,752
5.875% due 10/15/2027 (m)		4,200	4,460
Lumen Technologies, Inc. 4.000% due 02/15/2027 (m)		298	305
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		865	856
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)(m)		2,348	933
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		15,819	15,542
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)(m)		22,746	4,492
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (m)		10,158	10,603
3.450% due 07/01/2025 (m)		2,921	3,093
3.500% due 08/01/2050 (m)		1,200	1,045
3.750% due 08/15/2042 (m)		2,768	2,546
3.950% due 12/01/2047 (m)		200	185
4.000% due 12/01/2046		45	42
4.250% due 03/15/2046 (m)		2,332	2,241
4.300% due 03/15/2045 (m)		664	648
4.500% due 07/01/2040 (m)		16,003	16,266
4.500% due 12/15/2041 (m)		1,251	1,217
4.550% due 07/01/2030 (m)		7,455	8,091
4.600% due 06/15/2043 (m)		88	89
4.750% due 02/15/2044 (m)		5,572	5,720
4.950% due 07/01/2050 (m)		11,256	11,594
Petrobras Global Finance BV
6.625% due 01/16/2034 (m)	GBP	11,017	17,026
6.750% due 06/03/2050 (m)		$24,257	25,937
6.850% due 06/05/2115 (m)		15,971	16,442
7.250% due 03/17/2044 (m)		1,362	1,562
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		10,821	12,039
9.750% due 01/06/2027 (m)		3,064	3,592
Sprint Corp. 7.625% due 02/15/2025 (m)		2,809	3,353
Talen Energy Supply LLC 6.625% due 01/15/2028 (m)		160	160

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		640	593

			227,839

Total Corporate Bonds & Notes (Cost $1,526,565)			1,522,496

CONVERTIBLE BONDS & NOTES 0.8%
BANKING & FINANCE 0.2%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	7,900	7,921

INDUSTRIALS 0.6%
Multiplan Corp. 6.000% due 10/15/2027		$20,100	17,075

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)		48	10

Total Convertible Bonds & Notes (Cost $27,581)			25,006

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		500	576
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	175
7.350% due 07/01/2035		115	143
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		480	541

			1,435

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		1,040	1,056

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005 6.500% due 09/01/2036		5,815	5,833

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		95	100

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		231,485	24,355

Total Municipal Bonds & Notes (Cost $26,698)			32,779

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
1.020% due 08/25/2043 ~(a)		27,908	994
2.205% due 10/25/2060 ~(a)(m)		37,905	871
3.000% due 01/25/2042 (a)(m)		381	16
3.500% due 08/25/2032 - 06/25/2050 (a)(m)		20,289	3,374
4.000% due 06/25/2050 (a)(m)		17,768	2,892
5.000% due 01/25/2048 (a)(m)		6,665	1,390
5.859% due 07/25/2029 •(m)		6,000	6,559
5.891% due 08/25/2038 •(a)		579	89
5.941% due 07/25/2059 •(a)(m)		11,383	2,668
6.041% due 02/25/2043 •(a)		2,345	336
6.531% due 12/25/2036 •(a)(m)		2,037	413
8.847% due 10/25/2042 •(m)		1,676	1,820
Freddie Mac
0.000% due 02/25/2046 (b)(g)(m)		11,772	11,161
0.100% due 02/25/2046 (a)		11,775	6
0.700% due 11/25/2055 ~(a)(m)		166,907	11,085
2.011% due 11/25/2045 ~(a)		51,924	6,121
3.500% due 07/25/2050 (a)(m)		15,237	3,491
4.000% due 03/15/2027 (a)		319	24
4.000% due 07/25/2050 (a)(m)		31,477	5,785
4.219% due 11/15/2048 •(a)(m)		74,501	7,440
4.500% due 06/25/2050 (a)(m)		4,412	616
5.259% due 10/25/2029 •(m)		5,500	5,942
5.844% due 04/15/2039 •(a)(m)		1,932	363

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

6.041% due 05/25/2050 •(a)(m)		12,344	2,294
6.094% due 09/15/2042 •(a)		926	148
6.283% due 01/25/2051 •(a)(m)		8,158	1,988
6.283% due 01/25/2051 •(a)		4,371	1,056
6.394% due 12/15/2034 •(a)		334	8
6.494% due 05/15/2041 •(a)(m)		1,103	235
9.109% due 03/25/2029 •		4,773	5,095
10.609% due 10/25/2028 •		989	1,159
10.859% due 03/25/2025 •		6,424	6,388
Ginnie Mae
3.500% due 06/20/2042 (a)(m)		426	57
5.989% due 12/20/2048 •(a)(m)		6,745	1,162
6.009% due 08/20/2042 •(a)(m)		2,093	388
6.139% due 12/20/2040 •(a)(m)		1,772	257
6.594% due 08/16/2039 •(a)(m)		943	49

Total U.S. Government Agencies (Cost $93,014)			93,740

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.3%
245 Park Avenue Trust 3.657% due 06/05/2037 ~(m)		7,500	7,214
Adjustable Rate Mortgage Trust
0.369% due 03/25/2036 •(m)		4,080	2,862
0.409% due 03/25/2037 •		1,139	1,195
3.390% due 03/25/2037 ~		2,026	1,946
5.095% due 11/25/2037 ^~		1,095	1,017
American Home Mortgage Investment Trust 6.600% due 01/25/2037 þ		4,915	1,663
ASG Resecuritization Trust
2.573% due 01/28/2037 ~(m)		12,259	10,498
6.000% due 06/28/2037 ~(m)		29,902	21,261
Ashford Hospitality Trust 3.206% due 04/15/2035 •		6,800	6,243
Avon Finance PLC
0.000% due 09/20/2048 (b)(g)	GBP	28,441	32,584
0.000% due 09/20/2048 ~		10	43,943
3.049% due 09/20/2048 •		20,316	26,996
3.299% due 09/20/2048 •		8,126	10,512
BAMLL Commercial Mortgage Securities Trust 2.356% due 03/15/2037 •(m)		$6,728	6,311
Banc of America Alternative Loan Trust
0.469% due 06/25/2037 •		429	324
6.000% due 07/25/2046 ^		1,030	993
6.531% due 06/25/2037 ^•(a)		461	86
Banc of America Funding Trust
0.000% due 11/26/2036 ~(m)		28,878	7,911
0.319% due 04/25/2037 ^•		1,413	1,323
2.778% due 04/20/2035 ^~		1,653	1,599
2.815% due 09/20/2046 ^~		2,418	2,394
3.044% due 09/20/2047 ^~		220	196
3.397% due 09/20/2037 ~		489	393
5.272% due 08/26/2036 ~(m)		2,520	2,109
6.000% due 10/25/2037 ^(m)		4,467	3,454
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^		1,082	1,073
5.750% due 05/25/2037 ^		867	778
6.000% due 10/25/2036 ^		131	131
Bancorp Commercial Mortgage Trust 3.856% due 08/15/2032 •(m)		3,470	2,925
Barclays Commercial Mortgage Securities Trust 4.756% due 02/15/2033 •(m)		7,589	7,652
Bayview Commercial Asset Trust 0.329% due 03/25/2037 •		147	141
BCAP LLC Trust
0.360% due 02/26/2037 ~(m)		12,758	11,506
0.490% due 05/26/2036 •(m)		5,441	4,747
0.618% due 05/26/2035 •(m)		6,980	5,423
1.200% due 02/26/2047 •(m)		15,496	13,376
3.227% due 03/26/2037 ~		1,169	1,030
3.277% due 03/27/2037 ~(m)		6,114	5,323
3.365% due 07/26/2036 ~		850	854
3.558% due 07/26/2036 ~		537	507
5.500% due 12/26/2035 ~(m)		8,286	6,731
5.697% due 10/26/2037 ~		2,980	2,772
6.000% due 06/26/2037 ~		3,165	3,164
8.730% due 01/26/2036 ~		17,352	6,110
Bear Stearns Adjustable Rate Mortgage Trust 3.056% due 02/25/2036 ^~		548	544
Bear Stearns ALT-A Trust
0.449% due 08/25/2036 ^•(m)		21,803	20,416
0.609% due 01/25/2036 ^•		5,884	7,311
1.234% due 03/25/2035 •		5,791	6,372
2.896% due 04/25/2037 ~(m)		5,279	4,721
2.952% due 08/25/2046 ^~		3,176	2,562

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

3.008% due 03/25/2036 ~		1,661	1,141
3.130% due 09/25/2035 ^~(m)		4,494	2,768
3.265% due 12/25/2046 ^~(m)		4,199	2,995
3.367% due 07/25/2036 ~(m)		58,787	39,975
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		2,033	2,031
CD Mortgage Trust 5.688% due 10/15/2048 (m)		13,875	7,693
Citigroup Commercial Mortgage Trust
2.457% due 02/15/2039 •(m)		10,841	10,587
5.356% due 12/10/2049 ~		14,900	8,250
Citigroup Mortgage Loan Trust
0.031% due 07/25/2036 ^~		2,278	1,636
2.233% due 03/25/2037 ^~		2,390	2,151
2.500% due 08/25/2037 ~		2,546	1,554
2.529% due 04/25/2037 ^~		501	449
2.976% due 08/25/2034 ~(m)		6,115	6,281
3.305% due 03/25/2037 ^~		845	844
5.500% due 12/25/2035		2,588	1,927
6.000% due 07/25/2036		4,901	3,757
6.500% due 09/25/2036		1,188	952
Commercial Mortgage Loan Trust 5.845% due 12/10/2049 ~		13,170	5,618
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^		5,483	2,001
Countrywide Alternative Loan Trust
0.301% due 03/20/2047 •(m)		601	510
0.319% due 08/25/2047 ^•(m)		1,154	1,104
0.329% due 05/25/2047 •		6,741	4,098
0.469% due 05/25/2036 •		12,090	11,393
0.569% due 03/25/2036 •(m)		12,113	11,747
0.629% due 07/25/2036 •		6,344	5,672
0.711% due 11/20/2035 •		144	137
0.809% due 10/25/2035 ^•		698	517
1.569% due 07/20/2035 ^•(m)		8,310	7,279
3.310% due 05/25/2036 ~(m)		4,464	4,183
5.500% due 11/25/2035		1,807	1,448
5.500% due 02/25/2036 ^(m)		1,147	931
5.500% due 02/25/2036		1,111	1,009
5.500% due 05/25/2036 (m)		3,672	3,568
5.500% due 05/25/2036 ^		1,192	1,158
6.000% due 03/25/2035 ^		331	229
6.000% due 04/25/2036		557	355
6.000% due 01/25/2037 ^		865	865
6.000% due 02/25/2037 ^		1,618	990
6.000% due 04/25/2037 ^(m)		4,446	2,968
6.250% due 12/25/2036 ^•		635	438
19.501% due 07/25/2035 •		86	100
Countrywide Home Loan Mortgage Pass-Through Trust
1.979% due 03/25/2046 ^•(m)		32,357	21,180
2.876% due 05/20/2036 ^~		1,549	1,297
3.002% due 09/20/2036 ~		3,631	3,460
Credit Suisse Commercial Mortgage Trust
5.530% due 01/15/2049 ~		10,300	12,439
5.869% due 09/15/2040 ~		51	125
Credit Suisse First Boston Mortgage Securities Corp.
5.074% due 08/15/2038 ~		958	910
6.000% due 01/25/2036 ^		295	243
Credit Suisse Mortgage Capital Certificates
0.630% due 11/30/2037 ~		10,750	10,084
1.760% due 11/25/2037 •		9,969	9,641
1.760% due 11/27/2037 •(m)		8,364	6,959
2.465% due 12/29/2037 ~		3,955	3,079
3.035% due 10/26/2036 ~(m)		13,555	13,326
3.218% due 09/26/2047 ~		20,252	12,915
3.245% due 05/27/2036 ~(m)		4,230	3,474
3.288% due 05/26/2036 ~		6,335	5,347
3.811% due 04/28/2037 ~		3,493	3,596
5.750% due 05/26/2037 (m)		17,847	15,789
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,090	1,602
6.500% due 05/25/2036 ^		2,810	1,530
DBUBS Mortgage Trust 4.652% due 11/10/2046		19,203	15,935
Debussy DTC PLC
5.930% due 07/12/2025 (m)	GBP	20,366	27,284
8.250% due 07/12/2025		10,000	4,039
Deutsche ALT-A Securities, Inc. 0.409% due 04/25/2037 •		$5,518	3,902
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		487	473
European Residential Loan Securitisation DAC 0.951% due 03/24/2063 •	EUR	2,000	2,347

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	4,796
0.298% due 03/13/2045 •	EUR	7,067	7,418
0.380% due 06/13/2045 •(m)	GBP	1,594	2,047
1.330% (BP0003M + 1.250%) due 06/13/2045 ~(m)		13,776	18,170
1.680% due 09/13/2045 •(m)		13,916	18,428
1.830% (BP0003M + 1.750%) due 06/13/2045 ~(m)		8,480	10,969
2.330% due 09/13/2045 •(m)		9,927	13,248
3.580% (BP0003M + 3.500%) due 06/13/2045 ~(m)		3,008	4,219
3.930% due 09/13/2045 •(m)		8,249	12,058
First Horizon Mortgage Pass-Through Trust 3.272% due 05/25/2037 ^~		$2,887	1,726
Freddie Mac
2.667% due 01/25/2051 •		1,700	1,651
4.767% due 01/25/2051 •		1,700	1,602
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(m)	EUR	19,072	19,480
GCCFC Commercial Mortgage Trust 5.610% due 07/10/2038 ~		$4,688	4,221
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		25,157	24,315
GS Mortgage Securities Trust
0.000% due 07/25/2059 (b)(g)		173	173
0.000% due 07/25/2059 ~(a)		121,265	1,435
0.090% due 07/25/2059 ~(a)		110,817	449
3.846% due 07/25/2059 ~(m)		3,627	3,415
3.846% due 07/25/2059 ~		15,323	12,476
GSC Capital Corp. Mortgage Trust 0.469% due 05/25/2036 ^•		1,827	1,786
HarborView Mortgage Loan Trust 2.307% due 06/19/2045 ^•		1,028	606
HomeBanc Mortgage Trust 3.043% due 04/25/2037 ^~(m)		3,948	3,787
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^(m)		4,601	4,150
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •(m)	EUR	22,120	23,731
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •(m)		748	809
IndyMac Mortgage Loan Trust
0.319% due 11/25/2036 •		$155	155
2.940% due 11/25/2035 ^~(m)		3,217	3,144
3.501% due 06/25/2036 ~		825	814
InTown Hotel Portfolio Trust 3.456% due 01/15/2033 •(m)		4,000	4,021
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,689	1,499
JP Morgan Alternative Loan Trust
0.628% due 06/27/2037 •(m)		7,926	6,515
3.280% due 05/25/2036 ^~		567	434
6.000% due 12/25/2035 ^		776	705
10.863% due 06/27/2037 ~(m)		13,433	8,747
JP Morgan Chase Commercial Mortgage Securities Trust 6.508% due 06/12/2041 ~		10,317	10,194
JP Morgan Resecuritization Trust
2.721% due 03/21/2037 ~		1,803	1,705
6.000% due 09/26/2036 ~		1,770	1,483
6.500% due 04/26/2036 ~		4,541	2,397
JPMorgan Chase Commercial Mortgage Securities Trust 1.606% due 12/15/2036 •(m)		2,500	2,422
Lansdowne Mortgage Securities PLC 0.000% due 09/16/2048 •(m)	EUR	8,304	8,541
Lavender Trust 6.250% due 10/26/2036 (m)		$4,149	3,021
Lehman Mortgage Trust 6.000% due 01/25/2038 ^		1,764	1,744
Lehman XS Trust 0.000% due 08/25/2047 ^•		333	302
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(m)		2,888	2,745
Merrill Lynch Mortgage Investors Trust 2.771% due 03/25/2036 ^~(m)		7,746	5,053
Morgan Stanley Capital Trust
5.399% due 12/15/2043		639	434
6.232% due 08/12/2041 ~(m)		3,025	3,025
Morgan Stanley Mortgage Loan Trust
0.449% due 05/25/2036 •		157	49
3.221% due 05/25/2036 ^~		2,123	1,500
5.962% due 06/25/2036 ^~		1,968	789
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		3,180	3,003
0.649% due 03/26/2037 þ		1,906	1,873
Morgan Stanley Resecuritization Trust 2.984% due 06/26/2035 ~		10,830	8,427

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		3,733	3,668
Motel 6 Trust 7.033% due 08/15/2024 •(m)		15,765	15,360
Natixis Commercial Mortgage Securities Trust
3.106% due 11/15/2034 •(m)		7,294	6,799
4.106% due 11/15/2034 •		3,163	2,755
RBSSP Resecuritization Trust
3.371% due 09/26/2035 ~(m)		4,964	3,536
6.000% due 06/26/2037 ~		794	716
Residential Accredit Loans, Inc. Trust
0.259% due 02/25/2037 •		459	441
6.000% due 12/25/2035 ^		1,982	1,981
6.000% due 11/25/2036 ^		2,200	2,103
6.250% due 02/25/2037 ^		3,136	3,048
6.500% due 09/25/2037 ^		1,196	1,157
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		593	467
Residential Asset Securitization Trust
6.000% due 05/25/2036		679	681
6.000% due 02/25/2037 ^		185	124
6.000% due 03/25/2037 ^		2,617	1,508
6.250% due 10/25/2036 ^		93	91
RiverView HECM Trust 0.580% due 05/25/2047 •		11,481	10,598
Seasoned Credit Risk Transfer Trust 4.537% due 11/25/2059 ~		1,634	824
Sequoia Mortgage Trust
0.836% due 02/20/2034 •		317	292
1.765% due 09/20/2032 ~		462	464
Structured Asset Mortgage Investments Trust 0.529% due 05/25/2036 •		1,884	1,642
SunTrust Adjustable Rate Mortgage Loan Trust 2.253% due 02/25/2037 ^~		2,324	2,222
Towd Point Mortgage Funding PLC 3.050% due 02/20/2054 •	GBP	7,900	10,980
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~		$356	346
WaMu Mortgage Pass-Through Certificates Trust
1.957% due 07/25/2046 •		252	247
3.181% due 08/25/2036 ^~		1,508	1,452
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	736
2.699% due 12/21/2049 •(m)		646	893
3.199% due 12/21/2049 •		646	889
Washington Mutual Mortgage Pass-Through Certificates Trust
0.349% due 01/25/2047 ^•(m)		$1,679	1,699
1.229% due 06/25/2046 •(m)		7,096	4,674
5.750% due 11/25/2035 ^		1,184	1,192
5.967% due 05/25/2036 ^þ(m)		5,009	4,934
Wells Fargo Mortgage Loan Trust 2.895% due 03/27/2037 ~(m)		4,358	3,489
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(m)		15,500	15,292

Total Non-Agency Mortgage-Backed Securities (Cost $974,247)			1,044,687

ASSET-BACKED SECURITIES 45.4%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ		13,103	13,287
ACE Securities Corp. Home Equity Loan Trust
0.219% due 12/25/2036 •(m)		23,398	8,822
1.204% due 07/25/2035 ^•(m)		17,938	16,419
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,303
American Money Management Corp. CLO Ltd. 6.294% due 04/14/2029 •		$6,100	5,740
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.059% due 09/25/2032 •		1,148	1,195
Argent Securities Trust
0.259% due 09/25/2036 •(m)		8,541	3,775
0.309% due 06/25/2036 •		1,940	769
0.349% due 04/25/2036 •		1,107	486
0.409% due 06/25/2036 •		4,070	1,631
0.489% due 03/25/2036 •(m)		11,516	7,892
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.799% due 11/25/2035 •(m)		5,851	4,868
0.869% due 02/25/2036 •(m)		27,191	24,835
Asset-Backed Securities Corp. Home Equity Loan Trust 3.106% due 08/15/2033 •		307	316
Banco Bilbao Vizcaya Argentaria S.A. 0.107% due 03/22/2046 •	EUR	713	519
Bear Stearns Asset-Backed Securities Trust
0.249% due 12/25/2036 •(m)		$14,331	17,024

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

1.609% due 10/27/2032 •		52	56
1.984% due 12/25/2034 •(m)		18,650	18,670
2.981% due 10/25/2036 ~		319	313
6.000% due 12/25/2035 ^		429	351
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		10,100	9,124
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,594
Carrington Mortgage Loan Trust
0.189% due 03/25/2035 •		795	700
0.529% due 12/26/2036 •		13,201	11,234
Cavendish Square Funding PLC
0.310% due 02/11/2055 •	EUR	615	722
1.310% due 02/11/2055 •		3,500	4,043
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	1,560
Citigroup Mortgage Loan Trust
0.259% due 12/25/2036 •(m)		20,338	10,752
0.309% due 05/25/2037 •		562	453
0.329% due 12/25/2036 •		4,096	2,191
0.429% due 09/25/2036 •(m)		14,255	12,079
0.809% due 11/25/2046 •		4,867	4,453
6.851% due 05/25/2036 ^þ		2,532	1,306
Conseco Finance Securitizations Corp. 9.546% due 12/01/2033 ~		6,480	6,490
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,480
Coronado CDO Ltd.
1.683% due 09/04/2038 •		$19,501	11,086
6.000% due 09/04/2038		3,129	2,425
Countrywide Asset-Backed Certificates
0.249% due 06/25/2047 ^•(m)		34,288	32,664
0.309% due 06/25/2037 ^•(m)		16,108	16,416
0.339% due 04/25/2047 •(m)		35,000	31,778
0.389% due 03/25/2037 •(m)		15,478	15,891
0.399% due 10/25/2047 •(m)		49,229	45,656
0.429% due 05/25/2036 •(m)		4,421	4,452
0.589% due 03/25/2036 •(m)		22,205	21,449
0.589% due 04/25/2036 ^•(m)		474	437
0.659% due 05/25/2047 ^•		2,106	1,866
0.694% due 04/25/2036 •(m)		8,762	7,724
0.844% due 04/25/2036 •(m)		15,850	12,307
1.009% due 03/25/2047 ^•		1,296	1,134
4.497% due 10/25/2046 ^~		115	115
4.659% due 10/25/2032 ^~(m)		12,883	12,550
Countrywide Asset-Backed Certificates Trust 0.629% due 05/25/2036 •(m)		32,300	28,577
Credit-Based Asset Servicing & Securitization CBO Corp. 0.426% due 09/06/2041 •		64,722	2,667
ECAF Ltd. 4.947% due 06/15/2040		7,105	6,703
Encore Credit Receivables Trust 0.799% due 07/25/2035 •		421	414
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	5,548	5,750
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	12,431	4,810
Fieldstone Mortgage Investment Trust 0.458% due 07/25/2036 •		$5,114	3,307
First Franklin Mortgage Loan Trust
0.589% due 04/25/2036 •(m)		6,825	6,109
0.679% due 02/25/2036 •		5,500	4,925
1.054% due 09/25/2035 •(m)		5,830	4,926
1.084% due 05/25/2036 •(m)		13,364	11,871
Fremont Home Loan Trust
0.259% due 01/25/2037 •		3,352	1,909
0.589% due 02/25/2037 •		1,309	679
Glacier Funding CDO Ltd. 0.462% due 08/04/2035 •		22,893	4,501
Grand Canal Securities 0.450% due 12/24/2058 •	EUR	1,259	1,462
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		$6,664	5,791
GSAMP Trust
0.169% due 01/25/2037 •		3,232	2,362
0.199% due 01/25/2037 •(m)		964	706
0.309% due 11/25/2036 •		4,064	2,535
0.359% due 12/25/2036 •		4,451	2,798
0.429% due 04/25/2036 •		551	440
0.649% due 04/25/2036 •(m)		19,634	15,969
1.759% due 10/25/2034 •		128	130
Halcyon Loan Advisors European Funding BV 0.000% due 04/15/2030 ~	EUR	1,400	899

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Hillcrest CDO Ltd. 1.236% due 12/10/2039 •		$37,592	11,898
Home Equity Loan Trust 0.449% due 04/25/2037 •(m)		13,500	11,359
Home Equity Mortgage Loan Asset-Backed Trust
0.269% due 11/25/2036 •(m)		4,803	4,559
0.349% due 04/25/2037 •		3,260	2,505
Hout Bay Corp. 1.627% due 07/05/2041 •		77,223	16,950
HSI Asset Securitization Corp. Trust
0.269% due 10/25/2036 •		7,696	4,173
0.299% due 01/25/2037 •(m)		35,524	30,325
0.329% due 12/25/2036 •		22,359	8,939
0.449% due 12/25/2036 •(m)		13,695	5,470
IXIS Real Estate Capital Trust 1.084% due 09/25/2035 ^•		5,304	5,204
JP Morgan Mortgage Acquisition Trust
0.409% due 07/25/2036 •		1,590	942
0.429% due 07/25/2036 ^•		1,143	442
5.462% due 09/25/2029 ^þ		3,598	2,900
5.888% due 10/25/2036 ^þ		9,858	7,941
Jubilee CLO BV 0.000% due 01/15/2028 ~	EUR	7,000	1,700
Lehman XS Trust 4.556% due 05/25/2037 ^~(m)		$9,599	9,321
Long Beach Mortgage Loan Trust
0.489% due 02/25/2036 •(m)		38,463	34,493
0.814% due 11/25/2035 •(m)		36,527	33,697
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		5,600	4,073
Marlette Funding Trust
0.000% due 07/16/2029 «(g)		16	2,462
0.000% due 09/17/2029 «(g)		20	3,107
0.000% due 03/15/2030 «(g)		27	6,482
MASTR Asset-Backed Securities Trust
0.449% due 06/25/2036 •(m)		5,441	5,265
0.469% due 02/25/2036 •(m)		7,179	3,822
0.589% due 06/25/2036 •		3,175	1,835
0.649% due 12/25/2035 •(m)		15,025	12,487
MF1 Ltd. 4.206% due 11/15/2035 •(m)		14,000	14,287
Morgan Stanley ABS Capital, Inc. Trust
0.169% due 09/25/2036 •		3,615	1,730
0.179% due 10/25/2036 •		4	2
0.249% due 10/25/2036 •		8,736	5,138
0.259% due 09/25/2036 •		7,262	3,547
0.259% due 11/25/2036 •(m)		16,089	11,895
0.329% due 10/25/2036 •		4,210	2,500
0.409% due 06/25/2036 •(m)		5,758	3,849
0.409% due 06/25/2036 •		642	582
1.144% due 01/25/2035 •		4,138	3,337
2.059% due 05/25/2034 •		1,360	1,379
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		87,000	26,527
New Century Home Equity Loan Trust 3.109% due 01/25/2033 ^•		341	322
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.439% due 10/25/2036 ^•		4,607	1,356
0.739% due 02/25/2036 •(m)		31,899	30,283
Ocean Trails CLO 5.294% due 08/13/2025 •		3,500	3,485
Option One Mortgage Loan Trust
0.239% due 07/25/2037 •(m)		14,878	11,966
0.249% due 01/25/2037 •		9,842	6,948
0.329% due 01/25/2037 •		2,007	1,428
0.359% due 03/25/2037 •(m)		597	382
0.439% due 04/25/2037 •		2,335	1,522
Orient Point CDO Ltd. 0.508% due 10/03/2045 •(m)		291,949	120,266
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.134% due 12/25/2034 •(m)		25,974	25,824
RAAC Trust 1.880% due 05/25/2046 •(m)		17,151	15,327
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	1,359
Residential Asset Mortgage Products Trust
0.829% due 02/25/2035 •		144	145
0.859% due 04/25/2034 •(m)		2,603	2,578
0.979% due 04/25/2034 •(m)		2,739	2,735
1.684% due 04/25/2034 ^•		1,143	1,093
2.089% due 04/25/2034 ^•		1,738	1,574
Residential Asset Securities Corp. Trust
0.369% due 11/25/2036 •		6,996	6,540
0.458% due 10/25/2036 •(m)		7,110	6,180

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

0.604% due 04/25/2036 •		5,857	4,864
0.778% due 12/25/2035 •(m)		10,428	9,172
Securitized Asset-Backed Receivables LLC Trust
0.389% due 07/25/2036 •(m)		17,991	16,330
0.429% due 07/25/2036 •		2,496	1,211
0.609% due 05/25/2036 •(m)		16,568	11,547
0.709% due 11/25/2035 •(m)		10,758	9,717
0.769% due 08/25/2035 ^•(m)		2,236	1,829
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		25	27,886
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		20	9,444
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		5	1,875
0.000% due 09/15/2054 «(g)		34,763	66,244
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(g)		21,280	3,556
0.000% due 05/25/2040 «(g)		22,175	3,881
0.000% due 07/25/2040 «(g)		110	2,396
0.000% due 09/25/2040 «(g)		9,122	2,463
Soloso CDO Ltd. 0.557% due 10/07/2037 •		11,318	9,111
Soundview Home Loan Trust
0.259% due 06/25/2037 •(m)		2,905	2,359
0.289% due 02/25/2037 •		7,827	2,970
0.369% due 02/25/2037 •		9,084	3,513
1.059% due 10/25/2037 •(m)		5,589	4,776
1.209% due 09/25/2037 •		2,155	1,996
Specialty Underwriting & Residential Finance Trust
0.468% due 03/25/2037 •		383	279
1.909% due 05/25/2035 •		1,423	1,415
4.062% due 02/25/2037 ^þ		2,977	1,609
Symphony CLO Ltd. 4.834% due 07/14/2026 •(m)		10,700	10,287
Taberna Preferred Funding Ltd.
0.535% due 05/05/2038 •		5,549	5,160
0.545% due 02/05/2037 •		18,492	15,903
0.575% due 08/05/2036 ^•		13,107	11,403
0.575% due 08/05/2036 •		3,258	2,835
Verde CDO Ltd. 1.603% due 10/05/2045 •(m)		172,483	52,829

Total Asset-Backed Securities (Cost $1,383,154)			1,382,939

SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		20,107	6,608
0.125% due 07/09/2035 þ		21,974	6,360
0.125% due 01/09/2038 þ		64,193	23,563
1.000% due 08/05/2021 (m)	ARS	384,553	2,680
1.000% due 07/09/2029		$3,366	1,216
15.500% due 10/17/2026 (m)	ARS	356,260	974
34.109% (BADLARPP) due 10/04/2022 ~		1,302	8
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~(m)		427,402	2,820
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~(m)		1,690,218	10,598
37.854% (BADLARPP + 3.750%) due 02/22/2028 ~(m)		153,824	930
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~(m)		512,320	3,494
Dominican Republic International Bond
4.875% due 09/23/2032		$4,200	4,295
5.875% due 01/30/2060 (m)		11,600	11,153
8.900% due 02/15/2023 (m)	DOP	13,700	249
8.900% due 02/15/2023		8,000	145
9.750% due 06/05/2026 (m)		30,600	583
10.250% due 01/11/2024 (m)		87,300	1,635
10.500% due 04/07/2023 (m)		567,600	10,581
11.500% due 05/10/2024 (m)		170,900	3,324
Egypt Government International Bond
3.875% due 02/16/2026 (m)		$8,050	7,780
5.875% due 02/16/2031 (m)		8,050	7,562
7.500% due 02/16/2061 (m)		8,050	7,304
Ghana Government International Bond
6.375% due 02/11/2027 (m)		2,600	2,519
7.875% due 02/11/2035 (m)		3,300	3,079
8.750% due 03/11/2061 (m)		984	915
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	7,700	8,827
6.625% due 03/22/2048		8,540	10,136
Oman Government International Bond
4.875% due 02/01/2025 (m)		$7,100	7,417
6.250% due 01/25/2031 (m)		7,100	7,442
7.000% due 01/25/2051 (m)		7,100	7,024
Provincia de Buenos Aires
37.855% due 04/12/2025 (m)	ARS	1,400,286	8,228

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

37.855% due 04/12/2025		66,400	390
37.932% due 05/31/2022 (m)		109,180	709
Romania Government International Bond 2.625% due 12/02/2040	EUR	2,300	2,677
South Africa Government International Bond 5.750% due 09/30/2049 (m)		$2,400	2,216
Turkey Government International Bond 5.250% due 03/13/2030 (m)		2,000	1,781
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		800	836
Ukraine Government International Bond 4.375% due 01/27/2030 (m)	EUR	5,788	6,234
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		$188	20
9.250% due 09/15/2027 ^(d)		1,654	174

Total Sovereign Issues (Cost $263,069)			184,486

		SHARES
COMMON STOCKS 2.6%
COMMUNICATION SERVICES 0.9%
Clear Channel Outdoor Holdings, Inc. (e)		2,994,420	5,390
iHeartMedia, Inc. 'A' (e)		702,835	12,757
iHeartMedia, Inc. 'B' «(e)		545,357	8,908

			27,055

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		1	0

ENERGY 0.0%
Forbes Energy Services Ltd. (e)(k)		152,625	15

FINANCIALS 0.0%
Stearns Holdings LLC 'B' «(k)		59,963	266

INDUSTRIALS 1.3%
McDermott International Ltd. (e)		375,232	300
Neiman Marcus Group Ltd. LLC «(k)		372,239	37,511
Noble Corp. «		8,010	142
Noble Corp. «(k)		66,794	1,183
Pacific Drilling SA «(k)		5,984	673
Westmoreland Mining Holdings LLC «(k)		240,452	1,323

			41,132

UTILITIES 0.4%
TexGen Power LLC «		285,522	11,849

Total Common Stocks (Cost $85,571)			134,913

RIGHTS 1.2%
INFORMATION TECHNOLOGY 1.2%
Windstream Holdings LLC «		1,936,829	36,567

Total Rights (Cost $15,413)			36,567

WARRANTS 0.2%
INDUSTRIALS 0.2%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	5,064

Total Warrants (Cost $0)			5,064

PREFERRED SECURITIES 8.7%
BANKING & FINANCE 4.6%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~(m)		20,300,000	11,520
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)		4,300,000	4,408
Nationwide Building Society 10.250% ~		113,293	28,882
OCP CLO Ltd. 0.000% due 04/26/2028 (g)		2,600	2,089

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)(m)		60,776,150	92,532

			139,431

INDUSTRIALS 3.3%
General Electric Co. 3.514% (US0003M + 3.330%) due 06/15/2021 ~(i)(m)		1,461,000	1,382
Sequa Corp. (12.000% PIK) 12.000% «(c)		68,403	101,028

			102,410

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		876,044	23,356

Total Preferred Securities (Cost $195,841)			265,197

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.		1,315,270	14,507

Total Real Estate Investment Trusts (Cost $8,326)			14,507

SHORT-TERM INSTRUMENTS 13.7%
REPURCHASE AGREEMENTS (l) 12.5%			381,398

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	145,639	1,005

ARGENTINA TREASURY BILLS 0.2%
14.746% due 06/30/2021 - 09/13/2021 (f)(g)		564,008	3,809
38.750% due 06/30/2021 ~		217,726	1,493

			5,302

U.S. TREASURY BILLS 1.0%
0.035% due 04/29/2021 - 08/26/2021 (f)(g)(m)(q)(o)		$31,480	31,479

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.015% due 07/06/2021 (g)(h)(q)		217	217

Total Short-Term Instruments (Cost $419,479)			419,401

Total Investments in Securities (Cost $5,382,422)			5,462,088

		SHARES
INVESTMENTS IN AFFILIATES 1.8%
COMMON STOCKS 1.8%
FINANCIALS 1.8%
Associated Materials Group, Inc. «(k)		8,099,887	54,593
INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(k)		30,136,800	3

Total Common Stocks (Cost $59,073)			54,596

Total Investments in Affiliates (Cost $59,073)			54,596

Total Investments 181.1% (Cost $5,441,495)			$5,516,684
Financial Derivative Instruments (n)(p) 0.3%(Cost or Premiums, net $(12,529))			10,007
Other Assets and Liabilities, net (81.4)%			(2,480,299)

Net Assets 100.0%			$3,046,392

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						Payment in-kind security.
(d)						Security is not accruing income as of the date of this report.
(e)						Security did not produce income within the last twelve months.
(f)						Coupon represents a weighted average yield to maturity.
(g)						Zero coupon security.
(h)						Coupon represents a yield to maturity.
(i)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)						Contingent convertible security.

(k)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC					09/24/2020	$23,516	$23,356	0.77%
Associated Materials Group, Inc.					08/24/2020	51,434	54,593	1.79
Forbes Energy Services Ltd.					02/27/2013 - 03/11/2014	7,380	15	0.00
Neiman Marcus Group Ltd. LLC					09/25/2020	11,950	37,511	1.23
Noble Corp.					02/05/2021 - 02/08/2021	778	1,183	0.04
Pacific Drilling SA					02/25/2021	628	673	0.02
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	23,200	28,191	0.93
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022					04/09/2018	31,582	30,866	1.01
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	21,051	21,974	0.72
Sierra Hamilton Holder LLC					07/31/2017	7,639	3	0.00
Stearns Holdings LLC 'B'					03/15/2021	283	266	0.01
Westmoreland Mining Holdings LLC					12/08/2014	7,007	1,323	0.04

						$186,448	$199,954	6.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	0.010%	04/01/2021	04/05/2021	$100,000	U.S. Treasury Notes 2.250% due 11/15/2027	$(101,950)	$100,000	$100,000
BOS	0.010	04/01/2021	04/05/2021	60,000	U.S. Treasury Bonds 1.125% due 08/15/2040	(60,143)	60,000	60,000
					U.S. Treasury Notes 1.625% due 12/15/2022	(1,146)
BPS	0.000	03/31/2021	04/01/2021	72,300	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(73,830)	72,300	72,300
FICC	0.000	03/31/2021	04/01/2021	17,498	U.S. Treasury Notes 0.125% due 02/28/2023	(17,848)	17,498	17,498
JPS	0.020	03/31/2021	04/01/2021	131,600	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(134,267)	131,600	131,600

Total Repurchase Agreements						$(389,184)	$381,398	$381,398

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	0.660%	03/30/2021	04/23/2021		$(960)	$(960)
BNY	1.000	02/12/2021	05/13/2021		(42,993)	(43,050)
BOS	0.150	07/31/2020	TBD(3)		(3,456)	(3,459)
	0.682	03/17/2021	06/18/2021		(9,581)	(9,584)
	0.924	01/20/2021	04/20/2021		(7,663)	(7,677)
	1.033	03/04/2021	06/02/2021		(2,492)	(2,494)
	1.083	03/04/2021	06/02/2021		(8,023)	(8,029)
BPS	(1.250)	03/10/2021	TBD(3)	EUR	(2,564)	(3,004)
	(0.230)	02/15/2021	05/14/2021		(51,749)	(60,668)
	0.150	02/08/2021	TBD(3)		$(412)	(412)
	0.350	02/16/2021	04/20/2021		(4,601)	(4,603)
	0.400	01/08/2021	04/08/2021	GBP	(15,749)	(21,731)
	0.400	02/22/2021	05/24/2021		$(14,154)	(14,160)
	0.400	02/24/2021	05/28/2021		(1,397)	(1,398)
	0.430	01/22/2021	04/22/2021	GBP	(4,707)	(6,494)
	0.500	03/26/2021	04/30/2021		$(2,935)	(2,935)
	0.580	02/24/2021	05/28/2021		(2,631)	(2,633)
	0.680	02/24/2021	05/28/2021		(1,199)	(1,200)
	0.840	02/09/2021	05/10/2021	GBP	(1,242)	(1,714)
	0.937	02/02/2021	05/04/2021		(6,913)	(9,544)
	1.093	02/05/2021	05/06/2021		$(19,325)	(19,357)
	1.093	02/08/2021	05/11/2021		(45,044)	(45,115)
	1.116	02/03/2021	05/05/2021		(53,029)	(53,123)
	1.116	03/04/2021	05/05/2021		(3,240)	(3,243)
BRC	(1.250)	01/28/2021	TBD(3)	EUR	(2,708)	(3,169)
	0.250	08/19/2020	TBD(3)		(1,081)	(1,083)
	0.500	03/25/2020	TBD(3)		(143)	(144)
	0.550	02/22/2021	05/28/2021		(22,422)	(22,435)
	0.550	03/02/2021	06/02/2021		(4,244)	(4,246)
	0.570	02/12/2021	05/18/2021		(14,254)	(14,265)
	0.600	03/02/2021	06/02/2021		(1,151)	(1,152)
	0.650	03/02/2021	06/02/2021		(2,340)	(2,341)
	0.660	03/17/2021	04/23/2021		(632)	(632)
	0.790	11/18/2020	05/03/2021		(3,048)	(3,057)
	0.790	11/27/2020	05/03/2021		(1,091)	(1,094)
	0.981	02/18/2021	05/21/2021		(33,522)	(33,561)
	1.033	03/03/2021	06/03/2021		(10,190)	(10,198)
	1.033	03/04/2021	06/02/2021		(5,988)	(5,993)
BYR	0.610	03/31/2021	03/25/2022		(36,132)	(36,133)
CDC	0.250	03/22/2021	TBD(3)		(1,311)	(1,311)
	0.300	03/15/2021	04/16/2021		(709)	(709)
	0.320	03/23/2021	06/21/2021		(3,000)	(3,000)
	0.350	02/16/2021	05/18/2021		(12,106)	(12,111)
	0.350	02/19/2021	05/20/2021		(5,781)	(5,784)
	0.500	03/23/2021	06/21/2021		(2,501)	(2,501)
	0.550	02/19/2021	05/20/2021		(701)	(701)
	0.550	02/23/2021	05/24/2021		(1,791)	(1,792)
	0.550	03/15/2021	06/14/2021		(4,936)	(4,937)
	0.600	02/16/2021	05/21/2021		(32,335)	(32,358)
	0.600	03/30/2021	05/21/2021		(5,214)	(5,214)
	0.630	02/03/2021	05/04/2021		(48,924)	(48,973)
	0.880	10/21/2020	04/23/2021		(826)	(830)
CEW	0.470	03/08/2021	05/07/2021		(3,218)	(3,219)
	0.600	02/05/2021	05/07/2021		(37,213)	(37,247)
	0.748	02/18/2021	04/19/2021		(9,190)	(9,198)
	0.848	02/18/2021	04/19/2021		(4,417)	(4,421)
	0.870	10/09/2020	04/07/2021		(1,455)	(1,461)
	0.870	02/05/2021	04/07/2021		(1,303)	(1,305)
	0.990	03/24/2021	06/23/2021		(5,436)	(5,437)
CIB	0.600	03/26/2021	04/30/2021		(703)	(703)
	0.600	04/01/2021	05/06/2021		(1,049)	(1,049)
	0.620	02/26/2021	04/01/2021		(1,075)	(1,076)
	0.620	03/10/2021	06/03/2021		(7,867)	(7,869)
	0.620	03/12/2021	04/13/2021		(5,553)	(5,555)
	0.650	03/01/2021	06/01/2021		(15,316)	(15,324)
CSG	0.550	03/05/2021	06/03/2021		(24,273)	(24,283)
	0.550	03/30/2021	06/03/2021		(4,585)	(4,585)
	0.600	03/04/2021	04/05/2021		(7,314)	(7,318)
	0.600	03/05/2021	04/05/2021		(10,727)	(10,732)
	0.650	03/30/2021	05/03/2021		(27,655)	(27,656)
	0.650	03/30/2021	06/28/2021		(223)	(223)
	0.750	02/11/2021	04/01/2021		(2,252)	(2,255)
	0.750	03/04/2021	04/01/2021		(5,460)	(5,463)
DBL	(0.200)	02/16/2021	05/17/2021	EUR	(1,727)	(2,025)
FOB	0.380	01/27/2021	04/01/2021		$(8,387)	(8,393)
	0.500	01/27/2021	04/01/2021		(2,375)	(2,377)
	0.550	03/05/2021	06/03/2021		(2,169)	(2,170)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

GLM	0.450	02/15/2021	05/14/2021	EUR	(11,541)	(13,542)
	0.991	03/24/2021	06/22/2021		$(86,993)	(87,013)
	1.246	10/13/2020	04/13/2021		(24,940)	(25,086)
	1.308	10/20/2020	04/23/2021		(7,031)	(7,072)
	1.576	01/19/2021	04/19/2021		(5,321)	(5,337)
GSC	0.650	03/29/2021	05/03/2021		(8,820)	(8,821)
IND	0.270	03/10/2021	06/09/2021		(85)	(85)
	0.310	03/10/2021	06/09/2021		(6,809)	(6,811)
	0.370	03/09/2021	06/08/2021		(24,506)	(24,512)
JML	(0.250)	01/14/2021	04/14/2021	EUR	(1,974)	(2,313)
	(0.250)	01/18/2021	04/19/2021		(7,607)	(8,916)
	0.050	01/13/2021	04/13/2021		(4,333)	(5,081)
	0.160	03/01/2021	06/01/2021		(2,653)	(3,111)
	0.400	01/06/2021	04/06/2021	GBP	(9,739)	(13,439)
	0.400	01/14/2021	04/14/2021		(30,164)	(41,619)
	0.400	01/15/2021	04/15/2021		(19,716)	(27,203)
	0.400	01/18/2021	04/19/2021		(2,763)	(3,812)
	0.400	01/20/2021	04/20/2021		(195)	(270)
	0.400	04/06/2021	04/20/2021		(9,736)	(13,422)
	0.800	02/02/2021	05/04/2021		(10,536)	(14,544)
	0.850	02/19/2021	04/08/2021		$(4,950)	(4,955)
	0.900	02/02/2021	05/04/2021	GBP	(7,333)	(10,124)
	0.900	03/24/2021	04/06/2021		$(1,295)	(1,296)
	0.950	02/04/2021	04/08/2021		(12,342)	(12,360)
	0.950	02/19/2021	04/08/2021		(17,573)	(17,592)
	1.000	02/02/2021	05/04/2021	GBP	(12,501)	(17,261)
	1.150	02/02/2021	05/04/2021		(2,221)	(3,067)
MBC	(0.250)	01/28/2021	04/28/2021	EUR	(5,249)	(6,153)
	(0.150)	02/15/2021	05/14/2021		(11,840)	(13,883)
	1.010	02/23/2021	05/24/2021		$(4,019)	(4,023)
	1.010	03/08/2021	06/08/2021		(8,599)	(8,605)
MSB	0.887	03/22/2021	06/22/2021		(23,574)	(23,579)
	0.994	03/05/2021	06/03/2021		(14,600)	(14,611)
	1.001	11/16/2020	05/17/2021		(11,200)	(11,242)
	1.097	12/16/2020	06/16/2021		(6,071)	(6,091)
	1.360	10/27/2020	10/26/2021		(19,473)	(19,594)
NOM	0.350	08/04/2020	TBD(3)		(725)	(726)
	0.580	03/03/2021	06/01/2021		(3,833)	(3,834)
	0.600	03/03/2021	06/01/2021		(8,437)	(8,441)
	0.650	03/25/2021	06/23/2021		(1,263)	(1,263)
	0.680	02/01/2021	06/01/2021		(12,770)	(12,784)
	0.680	02/02/2021	06/02/2021		(2,875)	(2,878)
	0.680	02/03/2021	06/03/2021		(15,425)	(15,442)
	0.750	08/27/2020	TBD(3)		(4,968)	(4,991)
RDR	0.100	01/29/2021	TBD(3)		(10,155)	(10,156)
	0.350	03/08/2021	06/07/2021		(10,224)	(10,227)
RTA	0.550	03/30/2021	05/24/2021		(6,941)	(6,941)
	0.709	12/03/2020	06/03/2021		(20,209)	(20,257)
	0.709	03/04/2021	06/03/2021		(327)	(328)
SBI	0.981	02/19/2021	05/25/2021		(56,519)	(56,582)
	0.981	02/22/2021	05/28/2021		(52,377)	(52,431)
	1.032	03/22/2021	05/24/2021		(3,435)	(3,436)
	1.116	02/03/2021	05/04/2021		(18,931)	(18,964)
	1.181	02/19/2021	05/25/2021		(6,464)	(6,473)
	1.196	11/16/2020	05/17/2021		(2,714)	(2,726)
	1.302	10/21/2020	04/19/2021		(4,703)	(4,731)
	1.345	02/05/2021	05/06/2021		(6,848)	(6,862)
SCX	0.520	03/18/2021	05/19/2021		(1,647)	(1,647)
	0.530	03/08/2021	06/07/2021		(6,998)	(7,001)
	0.550	02/22/2021	TBD(3)		(13,536)	(13,544)
SOG	0.320	03/04/2021	04/05/2021		(188)	(188)
	0.370	03/29/2021	06/28/2021		(2,566)	(2,566)
	0.370	04/05/2021	07/06/2021		(194)	(194)
	0.420	02/16/2021	05/17/2021		(540)	(541)
	0.450	02/17/2021	TBD(3)		(24,265)	(24,278)
	0.490	03/12/2021	05/14/2021		(48,056)	(48,069)
	0.500	03/17/2021	06/15/2021		(356)	(356)
	0.500	03/25/2021	06/23/2021		(7,441)	(7,442)
	0.500	04/07/2021	07/07/2021		(4,131)	(4,131)
	0.520	02/16/2021	05/17/2021		(31,918)	(31,938)
	0.550	03/01/2021	06/01/2021		(40,830)	(40,850)
	0.550	03/03/2021	06/03/2021		(1,964)	(1,965)
	0.550	03/04/2021	06/03/2021		(351)	(351)
	0.550	03/05/2021	06/04/2021		(2,809)	(2,810)
	0.550	04/01/2021	06/01/2021		(4,336)	(4,336)
	0.570	02/24/2021	05/25/2021		(7,620)	(7,624)
	0.600	02/01/2021	04/07/2021		(4,012)	(4,016)
	0.600	02/03/2021	05/04/2021		(13,670)	(13,683)
	0.860	11/30/2020	04/19/2021		(4,294)	(4,307)
	1.242	11/03/2020	05/05/2021		(15,215)	(15,293)
	1.242	11/05/2020	05/05/2021		(15,919)	(15,999)
	1.249	10/26/2020	04/28/2021		(12,980)	(13,051)
	1.249	10/28/2020	04/28/2021		(6,616)	(6,652)
	1.258	11/19/2020	05/21/2021		(64,640)	(64,940)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

TDM	0.250	02/04/2021	TBD(3)	(22,027)	(22,036)
0.250	04/01/2021	TBD(3)	(8,231)	(8,231)
0.400	03/23/2021	TBD(3)	(27,920)	(27,923)
0.550	12/29/2020	TBD(3)	(18,859)	(18,886)
0.590	02/18/2021	TBD(3)	(22,149)	(22,164)
0.630	02/17/2021	TBD(3)	(31,270)	(31,293)
UBS	0.250	03/22/2021	TBD(3)	(4,284)	(4,284)
0.313	03/10/2021	06/10/2021	EUR	(10,214)	(11,980)
0.355	02/22/2021	05/24/2021	(2,530)	(2,968)
0.400	01/21/2021	04/21/2021	$(10,049)	(10,056)
0.400	02/08/2021	04/09/2021	(546)	(547)
0.400	03/22/2021	TBD(3)	(52,720)	(52,726)
0.411	03/01/2021	06/01/2021	EUR	(3,096)	(3,632)
0.455	02/22/2021	05/24/2021	(5,706)	(6,694)
0.500	01/15/2021	04/15/2021	$(883)	(884)
0.500	04/01/2021	06/30/2021	(8,751)	(8,751)
0.550	02/12/2021	05/13/2021	(9,241)	(9,248)
0.550	02/19/2021	05/18/2021	(7,318)	(7,323)
0.555	02/22/2021	05/24/2021	EUR	(512)	(601)
0.650	01/06/2021	04/06/2021	$(638)	(639)
0.650	01/08/2021	04/08/2021	(18,282)	(18,310)
0.650	01/13/2021	04/13/2021	(15,926)	(15,948)
0.650	01/14/2021	04/14/2021	(1,113)	(1,115)
0.650	01/15/2021	04/15/2021	(22,147)	(22,178)
0.650	01/19/2021	04/19/2021	(63,055)	(63,137)
0.650	01/22/2021	04/22/2021	(38,288)	(38,335)
0.650	01/28/2021	04/28/2021	(1,373)	(1,375)
0.650	03/30/2021	04/28/2021	(6,398)	(6,398)
0.982	03/17/2021	06/17/2021	(27,425)	(27,436)
1.040	02/09/2021	05/10/2021	GBP	(2,664)	(3,678)
1.096	02/03/2021	05/06/2021	$(26,548)	(26,594)
1.105	02/01/2021	05/03/2021	(16,931)	(16,962)
1.173	01/20/2021	04/20/2021	(39,908)	(40,000)
1.246	10/13/2020	04/13/2021	(22,395)	(22,527)
1.353	02/17/2021	05/17/2021	GBP	(13,840)	(19,111)

Total Reverse Repurchase Agreements	$(2,426,315)

(m)	Securities with an aggregate market value of $2,959,660 and cash of $21,903 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(2,339,896) at a weighted average interest rate of 1.116%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	4.829%	$6,300	$(14)	$54	$40	$8	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.535	EUR	3,900	(744)	464	(280)	8	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683	61,600	(11,432)	6,062	(5,370)	120	0

$(12,190)	$6,580	$(5,610)	$136	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	48,600	$603	$873	$1,476	$241	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	19,000	1,196	317	1,513	261	0
Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023	$25,000	(2)	16	14	2	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	BRL	36,900	0	69	69	0	(2)
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	14,000	0	25	25	0	(1)
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022	32,300	0	59	59	0	(2)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		53,800	0	96	96	0	(3)
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		11,400	0	20	20	0	(1)
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		16,700	0	30	30	0	(1)
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		219,900	3	(313)	(310)	14	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		54,800	(81)	105	24	0	(4)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,510,600	(536)	(826)	(1,362)	97	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		55,400	0	(34)	(34)	3	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		56,400	0	(31)	(31)	4	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		328,000	(61)	(45)	(106)	22	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	102,200	4,746	1,896	6,642	0	(16)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(5,132)	(6,804)	212	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$2,200	(8)	93	85	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	3,593	6,677	0	(83)
Receive(5)	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		8,000	22	59	81	6	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		4,900	137	(118)	19	0	(5)
Receive(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		10,000	155	152	307	12	0
Pay(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		194,100	(4,044)	(2,038)	(6,082)	0	(218)
Pay	3-Month USD-LIBOR	0.660	Semi-Annual	12/21/2026		483,000	(86)	(14,091)	(14,177)	0	(649)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	21,655	3,821	0	(345)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	4,142	5,187	0	(86)
Pay	3-Month USD-LIBOR	0.770	Semi-Annual	06/19/2029		172,500	(10)	(11,121)	(11,131)	0	(219)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		13,850	621	(1,142)	(521)	0	(17)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		36,800	857	(3,346)	(2,489)	0	(49)
Receive(5)	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		12,000	0	725	725	17	0
Receive	3-Month USD-LIBOR	0.930	Semi-Annual	12/19/2038		142,200	381	25,687	26,068	341	0
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,700	8,404	1,711	10,115	162	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	41,800	1,036	3,017	4,053	0	(124)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	69,700	1,276	(287)	989	116	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		5,500	(4)	(102)	(106)	9	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		5,200	194	15	209	9	0
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		12,700	218	(39)	179	23	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	38	149	3	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	229,900	27	(131)	(104)	11	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		428,100	(15)	(199)	(214)	21	0

							$(237)	$25,398	$25,161	$1,586	$(1,825)

Total Swap Agreements							$(12,427)	$31,978	$19,551	$1,722	$(1,825)

(o)	Securities with an aggregate market value of $6,045 and cash of $89,450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2021		BRL	98,207		$17,237		$0		$(210)
		04/2021		CAD	1,247		991		0		(1)
		04/2021		GBP	179,460		254,070		6,666		0
		04/2021			$17,897		BRL	98,207	0		(450)
		04/2021			2,795		RUB	213,931	28		0
		04/2021			1,209		TRY	9,103	0		(118)
		05/2021			1,143		RUB	85,486	0		(19)
		05/2021			585		TRY	4,268	0		(82)
		06/2021			2,728		RUB	205,958	0		(32)
		06/2021			1,652		TRY	12,939	0		(159)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

	06/2021		5,734	ZAR	85,400	0	(1)
BPS	04/2021	BRL	56,766		$9,964	0	(122)
	04/2021	CAD	4,809		3,813	0	(14)
	04/2021	GBP	2,562		3,542	10	0
	04/2021		$10,140	BRL	56,766	0	(55)
	04/2021		6,163	GBP	4,416	0	(76)
	04/2021		2,623	TRY	19,548	0	(296)
	05/2021		3,813	CAD	4,809	14	0
	05/2021		1,864	TRY	13,637	0	(266)
	06/2021		3,963	IDR	57,892,827	2	(1)
	06/2021		6,557	MXN	140,356	262	0
	08/2021	MXN	6,046		$283	0	(8)
BRC	04/2021		$1,431	EUR	1,186	0	(40)
	06/2021		358	TRY	2,813	0	(33)
CBK	04/2021	CAD	11,716		$9,303	0	(21)
	04/2021	GBP	2,881		4,005	33	0
	04/2021		$14,094	CAD	17,583	0	(102)
	04/2021		1,545	MXN	31,173	0	(21)
	04/2021		3,816	PEN	13,915	0	(99)
	04/2021		347	TRY	2,821	0	(8)
	05/2021		9,303	CAD	11,716	21	0
	05/2021		846	RUB	63,308	0	(13)
	06/2021	INR	120,907		$1,628	0	(10)
	06/2021		$3,209	CLP	2,342,267	43	0
	06/2021		21,377	CNH	139,989	0	(166)
	06/2021		6,934	RUB	517,191	0	(164)
	06/2021		30,356	ZAR	453,910	120	(8)
	07/2021		3,237	CLP	2,315,880	0	(21)
	08/2021		2,588	MXN	54,127	25	0
	12/2021		1,590	INR	120,907	8	0
FBF	04/2021		464	TRY	3,585	0	(30)
GLM	04/2021	DOP	648,070		$10,897	0	(456)
	04/2021	PEN	17,655		4,895	179	0
	04/2021		$8,759	RUB	660,665	10	(53)
	04/2021		327	TRY	2,516	0	(24)
	05/2021	DOP	160,943		$2,708	0	(104)
	05/2021		$917	MXN	19,733	43	0
	05/2021		613	RUB	45,656	0	(13)
	05/2021		646	TRY	4,720	0	(95)
	07/2021	DOP	78,863		$1,334	0	(30)
	08/2021		81,736		1,383	0	(28)
HUS	04/2021	BRL	8,300		1,457	0	(18)
	04/2021	CAD	2,069		1,634	0	(13)
	04/2021		$1,492	BRL	8,300	0	(17)
	04/2021		1,128	EUR	948	0	(17)
	04/2021		17,185	GBP	12,446	14	(41)
	04/2021		4,781	PEN	17,655	0	(65)
	04/2021		3,376	TRY	25,097	0	(394)
	05/2021		9,720	MXN	208,874	450	0
	05/2021		1,485	RUB	111,101	0	(25)
	05/2021		3,616	TRY	26,897	0	(440)
	06/2021		2,081	CLP	1,494,668	0	(5)
	06/2021		18,058	CNH	118,278	0	(136)
	06/2021		829	IDR	12,069,400	0	(2)
	06/2021		3,371	MXN	70,284	43	0
	06/2021		1,683	RUB	125,243	0	(44)
	06/2021		613	TRY	4,493	0	(91)
	09/2021	PEN	17,655		$4,778	65	0
JPM	04/2021		$2,298	TRY	18,100	5	(128)
	05/2021		4,325	MXN	92,833	195	0
	05/2021		2,801	TRY	20,996	0	(333)
	06/2021	INR	120,459		$1,635	3	0
	06/2021		$0	IDR	131	0	0
	06/2021		368	TRY	2,948	0	(26)
	12/2021		1,597	INR	120,459	0	(5)
MYI	04/2021	MXN	13,220		$632	0	(14)
	04/2021		$13	TRY	107	0	0
RYL	04/2021		10		80	0	0
	05/2021		1,080	MXN	23,208	50	0
SCX	04/2021	EUR	140,169		$170,276	5,900	0
	04/2021		$228,418	GBP	166,023	470	(8)
	04/2021		1,076	TRY	8,115	0	(108)
	05/2021	EUR	140,169		$164,835	363	0
	05/2021	GBP	165,288		227,419	0	(470)
	05/2021		$2,109	TRY	15,525	0	(282)
	06/2021	INR	90,185		$1,228	6	0
	06/2021		$23,895	IDR	347,859,027	1	(75)
	06/2021		22,439	INR	1,673,562	236	0
	06/2021		589	TRY	4,650	0	(51)
	12/2021		1,200	INR	90,185	0	(8)
SSB	04/2021	BRL	163,274		$29,419	411	0
	04/2021		$28,658	BRL	163,273	350	0
	04/2021		1,812	CAD	2,258	0	(16)
	04/2021		2,781	GBP	2,018	1	0

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

05/2021	29,381	BRL	163,273	0	(424)
05/2021	67	TRY	503	0	(8)
TOR	04/2021	79	662	0	0
UAG	04/2021	3,013	RUB	229,560	15	0
04/2021	563	TRY	4,293	0	(50)
05/2021	10,700	RUB	798,605	0	(202)
05/2021	2,249	TRY	16,578	0	(295)
06/2021	3,421	RUB	255,763	0	(72)
06/2021	1,077	TRY	8,381	0	(111)

Total Forward Foreign Currency Contracts	$16,042	$(7,443)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	1.380%	Semi-Annual	04/12/2031	$60,000	$(102)	$(1,995)	$0	$(2,097)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BMO	Pay	Envision Healthcare Corporation	1-Month USD-LIBOR	09/30/2025	$7,002	$0	$3,608	$3,608	$0

Total Swap Agreements	$(102)	$1,613	$3,608	$(2,097)

(q)

Securities with an aggregate market value of $8,231 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$252,813	$102,089	$354,902
Corporate Bonds & Notes
Banking & Finance	0	397,011	28,191	425,202
Industrials	0	866,279	3,176	869,455
Utilities	0	227,839	0	227,839
Convertible Bonds & Notes
Banking & Finance	0	7,921	0	7,921
Industrials	0	17,075	0	17,075
Utilities	0	10	0	10
Municipal Bonds & Notes
Illinois	0	1,435	0	1,435
Iowa	0	1,056	0	1,056
New Jersey	0	5,833	0	5,833
Virginia	0	100	0	100
West Virginia	0	24,355	0	24,355
U.S. Government Agencies	0	93,740	0	93,740
Non-Agency Mortgage-Backed Securities	0	1,044,687	0	1,044,687
Asset-Backed Securities	0	1,244,019	138,920	1,382,939
Sovereign Issues	0	184,486	0	184,486
Common Stocks
Communication Services	18,147	0	8,908	27,055
Energy	15	0	0	15
Financials	0	0	266	266
Industrials	300	0	40,832	41,132
Utilities	0	0	11,849	11,849
Rights
Information Technology	0	0	36,567	36,567
Warrants
Industrials	0	0	5,064	5,064
Preferred Securities
Banking & Finance	0	139,431	0	139,431
Industrials	0	1,382	101,028	102,410
Utilities	0	0	23,356	23,356
Real Estate Investment Trusts
Real Estate	14,507	0	0	14,507
Short-Term Instruments
Repurchase Agreements	0	381,398	0	381,398
Short-Term Notes	0	1,005	0	1,005
Argentina Treasury Bills	0	5,302	0	5,302
U.S. Treasury Bills	0	31,479	0	31,479
U.S. Treasury Cash Management Bills	0	217	0	217

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

					$32,969		$4,928,873	$500,246	$5,462,088

Investments in Affiliates, at Value
Common Stocks
Financials					0		0	54,593	54,593
Industrials					0		0	3	3

					$0		$0	$54,596	$54,596

Total Investments					$32,969		$4,928,873	$554,842	$5,516,684

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0		1,722	0	1,722
Over the counter					0		19,650	0	19,650

					$0		$21,372	$0	$21,372
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(1,825)	0	(1,825)
Over the counter					0		(9,540)	0	(9,540)

					$0		$(11,365)	$0	$(11,365)

Total Financial Derivative Instruments					$0		$10,007	$0	$10,007

Totals					$32,969		$4,938,880	$554,842	$5,526,691

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$178,129	$65,193	$(135,347)	$(872)	$(25,847)	$21,379	$10,828	$(11,374)	$102,089	$(942)
Corporate Bonds & Notes
Banking & Finance	33,671	0	(7,829)	(36)	(3)	2,388	0	0	28,191	2,403
Industrials	3,411	0	(254)	0	0	19	0	0	3,176	43
Municipal Bonds & Notes
New Jersey	6,194	0	(215)	(2)	0	(144)	0	(5,833)	0	0
Non-Agency Mortgage-Backed Securities	108,043	0	(63,342)	116	1,896	(21,126)	0	(25,587)	0	0
Asset-Backed Securities	65,603	53,606	0	0	(6,880)	16,691	9,900	0	138,920	10,790
Common Stocks
Communication Services	17	11,646	0	0	0	(2,755)	0	0	8,908	(2,755)
Energy	709	0	(630)	0	(2)	(77)	0	0	0	0
Financials	0	283	0		0	(17)			266	(17)
Industrials	7,268	17,230	(4,702)	0	(5,076)	26,412	0	(300)	40,832	25,671
Real Estate	11,655	0	(11,655)	0	0	0	0	0	0	0
Utilities	9,208	0	0	0	0	2,641	0	0	11,849	2,641
Rights
Information Technology	0	15,413	0	0	0	21,154	0	0	36,567	21,154
Warrants
Industrials	0	0	0	0	0	5,064	0	0	5,064	5,064
Preferred Securities
Industrials	46,827	0	(13,894)	0	0	68,095	0	0	101,028	68,095
Utilities	0	23,695	(179)	0	0	(160)	0	0	23,356	(160)

Totals	$470,735	$187,066	$(238,047)	$(794)	$(35,912)	$139,564	$20,728	$(43,094)	$500,246	$131,977

Investments in Affiliates, at Value
Common Stocks
Financials	0	51,434	0	0	0	3,159	0	0	54,593	3,159
Industrials	$301	$0	$0	$0	$0	$(298)	$0	$0	$3	$(298)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2021 (Unaudited)

Totals	$471,036	$238,500	$(238,047)	$(794)	$(35,912)	$142,425	$20,728	$(43,094)	$554,842	$134,848

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$52,840	Discounted Cash Flow	Discount Rate	4.400 -7.160	6.012
6,578	Other Valuation Techniques(2)	-	-	-
5,624	Reference Instrument	Liquidity Discount	15.000	-
22,280	Reference Instrument	Yield	6.169	-
14,767	Third Party Vendor	Broker Quote	61.000 - 100.000	69.163
Corporate Bonds & Notes
Banking & Finance	28,191	Discounted Cash Flow	Discount Rate	5.430	-
Industrials	3,176	Other Valuation Techniques(2)	-	-	-
Asset-Backed Securities	138,920	Proxy Pricing	Base Price	16.709 - 110,005.500	27,739.492
Common Stocks
Communication Services	8,908	Reference Instrument	Liquidity Discount	10.000	-
Financials	266	Expected Recovery	Book Value	X	1.000	-
Industrials	37,510	Discounted Cash Flow	Discount Rate	16.000	-
3,322	Other Valuation Techniques(2)
Utilities	11,849	Indicative Market Quotation	Broker Quote	$41.500	-
Rights
Information Technology	36,567	Market Comparable Valuation	EBITDA	X	4.250	-
Warrants
Industrials	5,064	Other Valuation Techniques(2)	-	-	-
Preferred Securities
Industrials	101,028	Market Comparable Valuation	EBITDA X / X	14.500/12.000	-
Utilities	23,356	Recent Transaction	Purchase Price	$27.048	-

Total	$500,246

Investments in Affiliates, at Value
Common Stocks
Financials	$54,593	Market Comparable Valuation	EBITDA	X	8.500	-
Industrials	3	Other Valuation Techniques(2)	-	-	-

Total	$554,842
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 7, 2013. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 1.0% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expect recovery valuation estimates fair value of existing asset can be recovered and net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Notes to Financial Statements (Cont.)

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2021 (amounts in thousands†, except number of shares).

Security Name	Market Value at 06/30/2020	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2021	Dividend Income	Shares Held at 03/31/2021
Associated Materials Group, Inc	$0	$51,434	$0	$0	$3,159	$54,593	$0	8,099,887
Sierra Hamilton Holder LLC	301	0	0	0	(298)	3	0	30,136,800

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BMO	BMO Capital Markets Corporation	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BNY	Bank of New York Mellon	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CSG	Credit Suisse AG Cayman	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	PEN	Peruvian New Sol
AUD	Australian Dollar	EUR	Euro	PLN	Polish Zloty
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap